DEPOSITS - Summary of Reciprocal Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of reciprocal deposits [Abstract]
Demand	$ 862,697	$ 797,181
Money market	0	43
Time	112,224	109,807
Total	$ 974,921	$ 907,031